Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2015		Dec. 31, 2014		Dec. 31, 2013
Assets
Cash and cash equivalents	$ 554,000		$ 1,111,000		$ 2,243,000
Accounts Receivable, Net	361,000		453,000		306,000
Inventory, net	1,759,000		1,517,000		1,369,000
Prepaid expenses and other current assets	574,000		485,000		658,000
Restricted cash	50,000		50,000		50,000
Total current assets	3,298,000		3,616,000		4,626,000
Property and equipment, net	546,000		714,000		830,000
Intangible assets, net	2,980,000		2,795,000		2,250,000
Deposits and other assets	61,000		54,000		33,000
Total assets	6,885,000		7,179,000		7,739,000
Liabilities and Stockholders' Equity
Accounts payable	580,000		670,000		532,000
Accrued liabilities	1,311,000		1,711,000		1,290,000
Deferred revenue	0		0		3,000
Related party payable	2,285,000		11,000		21,000
Advances	250,000		250,000		250,000
Fair value of warrant liability	1,654,000		4,216,000		4,925,000
Total current liabilities	$ 6,080,000		$ 6,858,000		7,021,000
Convertible Redeemable Preferred stock					$ 4,941,000
Commitments and contingencies
Stockholders' Equity (Deficit)
Common stock	$ 2,000	[1]	$ 2,000	[1]	$ 151,000
Additional paid-in capital	96,111,000		95,063,000		77,897,000
Accumulated deficit	(95,313,000)		(94,749,000)		(82,271,000)
Total stockholders' equity	805,000		321,000		(4,223,000)
Total liabilities and stockholders' equity	$ 6,885,000		7,179,000		$ 7,739,000
Previously Reported [Member]
Stockholders' Equity (Deficit)
Common stock			239,000
Additional paid-in capital			$ 94,826,000
Series B Preferred Stock [Member]
Stockholders' Equity (Deficit)
Convertible Preferred stock
Series D Preferred Stock [Member]
Stockholders' Equity (Deficit)
Convertible Preferred stock
Series G Preferred Stock [Member]
Stockholders' Equity (Deficit)
Convertible Preferred stock	$ 5,000		$ 5,000
Series H-1 Preferred Stock [Member]
Stockholders' Equity (Deficit)
Convertible Preferred stock
Series H-2 Preferred Stock [Member]
Stockholders' Equity (Deficit)
Convertible Preferred stock

[1]	See Note 1, "Reverse Stock Split"